Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefits
Schedule of analysis of net period cost

	2023		2022		2021
Analysis of net period cost:
Current service cost	US$	2,187	US$	6,518	US$	425
Interest cost on benefit obligation		1,109		692		127
Net period cost	US$	3,296	US$	7,210	US$	552

Schedule of changes in defined benefit obligation

	2023		2022
Defined benefit obligation as of January 1,	US$	10,987	US$	3,968
Net period cost charged to profit or loss:
Current service cost		2,187		6,518
Interest cost on benefit obligation		1,109		692
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions		107		(253)
Payments made		(1,321)		(179)
Conversion effect foreign currency		1,575		241
Defined benefit obligation as of December 31,	US$	14,644	US$	10,987

Summary of significant assumptions used in the computation of the seniority premium obligations

	2023		2022
Financial:
Discount rate	9.69%		9.21%
Expected rate of salary increases	5.60%		5.50%
Annual increase in minimum salary	3.75	%(1) (3)	19.00/4.00	%(2) (3)

Biometric:
Mortality (4)	EMSSA 09, CEPAL *2010 EL SALVADOR, CEPAL *2010 COSTA RICA		EMSSA 09, CEPAL* 2010 EL SALVADOR, CEPAL*2010 COSTA RICA
Disability (5)	IMSS-97		IMSS-97

(1)	3.75% applies to the General Zone and Border Zone in Mexico
(2)	19.00% applies to the General Zone and 4.00% to the Border Zone in Mexico
(3)	Border Zone, is made up of the states that border with the United States and the General Zone is made up by the rest states of the country.
(4)	Mexican Experience of social security (EMSSA), Economic Commission for Latin America and the Caribbean (CEPAL for its Spanish acronym).
(5)	Mexican Experience of Instituto Mexicano del Seguro Social (IMSS).

		Present value of the defined benefit obligation
		(In thousands of U.S. dollars)
Assumptions		Increase		Decrease
Discount rate:	50 basis points	US$	13,907	US$	15,450
Statutory minimum wage increase rate:	50 basis points	US$	14,928	US$	14,380
Salary increase rate:	50 basis points	US$	15,196	US$	14,135

Schedule of accruals for short-term employee benefits

	2023		2022
Employee profit-sharing (Note 16)	US$	1,500	US$	386